Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AB CAP FUND, INC.
Prospectus Date	rr_ProspectusDate	Feb. 28, 2018
AB Asia ex-Japan Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AB ASIA EX-JAPAN EQUITY PORTFOLIO

		AT A RECENT MEETING, THE FUND'S BOARD OF DIRECTORS APPROVED THE PROPOSED LIQUIDATION AND TERMINATION OF THE FUND (THE "LIQUIDATION"). IN CONNECTION WITH THE LIQUIDATION, THE FUND HAS SUSPENDED MOST SALES OF ITS SHARES AND EXCHANGES INTO THE FUND. IN LIMITED CIRCUMSTANCES, SUCH AS SALES TO CERTAIN RETIREMENT PLANS AND SALES MADE THROUGH RETAIL OMNIBUS PLATFORMS, THE FUND WILL CONTINUE TO OFFER ITS SHARES, ALTHOUGH WITHOUT AN INITIAL SALES CHARGE. IN ADDITION, THE FUND HAS SUSPENDED DISTRIBUTION AND/OR SERVICE (RULE 12B-1) FEES AND WAIVED CONTINGENT DEFERRED SALES CHARGES UPON REDEMPTIONS OF THE FUND'S SHARES.
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AB Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds--Sales Charge Reduction Programs for Class A Shares on page 69 of this Prospectus, in Appendix B--Financial Intermediary Waivers of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for Class A Shares on page 129 of the Fund's Statement of Additional Information ("SAI").

		You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 73% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	73.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge, or CDSC, which may be subject to waiver in certain circumstances. For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after ten years.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AB Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that any fee waiver and/or expense limitation is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Adviser seeks to achieve the Fund's investment objective by investing, under normal circumstance, at least 80% of the Fund's net assets in a portfolio of equity securities of companies economically tied to the Asia region, excluding companies in Japan ("Asia ex-Japan companies"), and derivatives related thereto. Asia ex-Japan companies include any company that (i) is domiciled or organized in an Asia ex-Japan country; (ii) has an established presence and conducts business in the Asia ex-Japan region; or (iii) conducts a significant part of its economic activities in the Asia ex-Japan region. Many countries in the Asia ex-Japan region are considered emerging market or frontier market countries. Emerging markets have less developed and smaller economies and capital markets than developed countries and frontier market countries have less developed and smaller economies and capital markets than emerging market countries. Equity securities may include common stocks, preferred stocks, the equity securities of real estate investment trusts, or REITs, global depositary receipts and derivative instruments related to equity securities.

The Adviser believes that, over time, securities that are undervalued by the market relative to their long-term earnings power can provide high returns. The Adviser will utilize fundamental analysis and its quantitative models to attempt to identify these securities, and will seek to build a portfolio that delivers attractive risk-adjusted returns.

The Fund expects to utilize derivatives, such as options, futures contracts, forwards and swaps. For example, the Fund may invest in futures contracts to gain exposure to foreign markets. Derivatives may provide a more efficient and economical exposure to market segments than direct investments, and may also be a more efficient way to alter the Fund's exposure.

		Fluctuations in currency exchange rates can have a dramatic impact of the returns of equity securities. The Adviser may, but frequently will not, hedge the foreign currency exposure resulting from the Fund's security positions through the use of currency-related derivatives. The Fund may also take long and short positions in currencies (or related derivatives) independent of any such security positions. The Fund is "non-diversified".
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  MARKET RISK: The value of the Fund's assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.
  FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.
  EMERGING MARKET RISK: Investments in emerging market and frontier market countries may involve more risk than investments in other foreign countries because the markets in such countries are less developed and less liquid as well as being subject to increased economic, political, regulatory, or other uncertainties. In addition, the value of the Fund's investments may decline because of factors such as unfavorable or unsuccessful government actions and reduction in government or central bank support. Investments in frontier market countries may have more risks because those countries have less developed economies and less liquid capital markets.
  GEOGRAPHIC FOCUS RISK: Because the Fund intends to focus its investments in a particular geographic region, the Fund's performance is expected to be closely tied to various factors such as social, financial, economic, and political conditions within that region. Specifically, the Fund's investments in Asian issuers increases the Fund's exposure to the risks associated with volatile securities markets, adverse exchange rates, social, political, and regulatory developments, and economic environmental events (such as natural disasters) that may be particular to Asian countries. Events that negatively affect the fiscal stability of Asian countries may cause the value of the Fund's shares to decrease, in some cases significantly. As a result, the Fund is likely to be more volatile than more geographically diverse funds. Many Asian economies have experienced rapid growth and industrialization and there is no assurance that this growth rate will continue.

  A substantial portion of the market for Asia ex-Japan securities consists of securities of Chinese companies. Investments in China and related countries may have more risk because, after years of robust growth, China's economy is slowing sharply and manufacturing activity has declined.
  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns. Emerging market currencies may be more volatile and less liquid, and subject to significantly greater risk of currency controls and convertibility restrictions, than currencies of developed countries.
  DERIVATIVES RISK: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.
  LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling out of these illiquid securities at an advantageous price. Derivatives and securities involving substantial market and credit risk tend to involve greater liquidity risk.
  NON-DIVERSIFICATION RISK: The Fund may have more risk because it is "non-diversified", meaning that it can invest more of its assets in a smaller number of issuers. Accordingly, changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value, or NAV.
  MANAGEMENT RISK: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.
		As with all investments, you may lose money by investing in the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  NON-DIVERSIFICATION RISK: The Fund may have more risk because it is "non-diversified", meaning that it can invest more of its assets in a smaller number of issuers. Accordingly, changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value, or NAV.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:
  how the Fund's performance changed from year to year over the life of the Fund; and
  how the Fund's average annual returns for one year and since inception compare to those of a broad-based securities market index.
You may obtain updated performance information on the Fund's website at www.abfunds.com (click on "Investments--Mutual Funds").

		The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
  how the Fund's performance changed from year to year over the life of the Fund; and
  how the Fund's average annual returns for one year and since inception compare to those of a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.abfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The annual returns in the bar chart are for the Fund’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the Fund's: BEST QUARTER WAS UP 15.76%, 1ST QUARTER, 2017; AND WORST QUARTER WAS DOWN -7.73%, 4TH QUARTER, 2016.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2017)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns: -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns: -Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios;
AB Asia ex-Japan Equity Portfolio | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.33%
Other Expenses	rr_Component2OtherExpensesOverAssets	7.14%
Total Other Expenses	rr_OtherExpensesOverAssets	7.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.62%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(7.22%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.40%
After 1 Year	rr_ExpenseExampleYear01	$ 561
After 3 Years	rr_ExpenseExampleYear03	2,210
After 5 Years	rr_ExpenseExampleYear05	3,742
After 10 Years	rr_ExpenseExampleYear10	$ 7,111
2008	rr_AnnualReturn2008
2009	rr_AnnualReturn2009
2010	rr_AnnualReturn2010
2011	rr_AnnualReturn2011
2012	rr_AnnualReturn2012
2013	rr_AnnualReturn2013
2014	rr_AnnualReturn2014
2015	rr_AnnualReturn2015
2016	rr_AnnualReturn2016	5.96%
2017	rr_AnnualReturn2017	39.87%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.73%)
1 YEAR	rr_AverageAnnualReturnYear01	33.90%	[3]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	16.63%	[3],[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Dec. 03, 2015	[3]
AB Asia ex-Japan Equity Portfolio | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[5]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.41%
Other Expenses	rr_Component2OtherExpensesOverAssets	7.39%
Total Other Expenses	rr_OtherExpensesOverAssets	7.80%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	9.70%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(7.55%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.15%
After 1 Year	rr_ExpenseExampleYear01	$ 318	[6]
After 3 Years	rr_ExpenseExampleYear03	2,121
After 5 Years	rr_ExpenseExampleYear05	3,849
After 10 Years	rr_ExpenseExampleYear10	$ 7,506
1 YEAR	rr_AverageAnnualReturnYear01	37.76%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	18.17%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Dec. 03, 2015
AB Asia ex-Japan Equity Portfolio | ADVISOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.34%
Other Expenses	rr_Component2OtherExpensesOverAssets	6.48%
Total Other Expenses	rr_OtherExpensesOverAssets	6.82%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.72%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.57%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.15%
After 1 Year	rr_ExpenseExampleYear01	$ 117
After 3 Years	rr_ExpenseExampleYear03	1,677
After 5 Years	rr_ExpenseExampleYear05	3,154
After 10 Years	rr_ExpenseExampleYear10	$ 6,507
1 YEAR	rr_AverageAnnualReturnYear01	40.19%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	19.34%	[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Dec. 03, 2015
AB Asia ex-Japan Equity Portfolio | Return After Taxes on Distributions | CLASS A
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	31.05%	[3]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	15.18%	[3],[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Dec. 03, 2015	[3]
AB Asia ex-Japan Equity Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | CLASS A
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	20.52%	[3]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	12.59%	[3],[4]
INCEPTION DATE	rr_AverageAnnualReturnInceptionDate	Dec. 03, 2015	[3]
AB Asia ex-Japan Equity Portfolio | MSCI AC Asia ex-Japan Index(reflects no deduction for fees, expenses or taxes except the reinvestment of dividends net of non-U.S. withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	41.72%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	20.45%	[4]

[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge, or CDSC, which may be subject to waiver in certain circumstances.
[2]	The Adviser has contractually agreed to waive its management fees and/or to bear expenses of the Fund until February 28, 2019 to the extent necessary to prevent total Fund operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB Mutual Funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annualized basis, from exceeding 1.40%, 2.15% and 1.15% of average daily net assets, respectively, for Class A, Class C, and Advisor Class shares ("expense limitations"). The expense limitations will remain in effect until February 28, 2019 and will continue thereafter from year to year unless the Adviser provides notice of termination to the Fund at least 60 days prior to the end of the period. Any fees waived and expenses borne by the Adviser through December 3, 2016 under the expense limitations in effect prior to that date may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund's covered operating expenses to exceed the expense limitations.
[3]	After-tax returns: -Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios; -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[4]	Inception date for all Classes is 12/3/15.
[5]	For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after ten years.
[6]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.